Commitments and contingencies - Schedule of Performance Incentive Obligations and Future Interest Payments (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of performance incentive obligations and future interest payments [Line Items]
Contractual Capital Commitments	€ 594	€ 281
Satellite Performance Incentive Obligations [Member]
Schedule of performance incentive obligations and future interest payments [Line Items]
Contractual Capital Commitments	91
Satellite Performance Incentive Obligations [Member] | Not later than one year [member]
Schedule of performance incentive obligations and future interest payments [Line Items]
Contractual Capital Commitments	16
Satellite Performance Incentive Obligations [Member] | Later than one year and not later than five years [member]
Schedule of performance incentive obligations and future interest payments [Line Items]
Contractual Capital Commitments	48
Satellite Performance Incentive Obligations [Member] | Later than five years [member]
Schedule of performance incentive obligations and future interest payments [Line Items]
Contractual Capital Commitments	€ 27